Finance result (Tables)	12 Months Ended
Dec. 31, 2024
Finance result
Schedule of finance result (net)
	December 31, 2024	December 31, 2023	December 31, 2022
Finance income
Income from financial investments and marketable securities (i)	24,547	40,155	54,954
Finance income from contingencies (ii)	206,961	-	-
Finance income from indemnification assets	22,358	23,723	31,077
Other finance income	13,642	6,409	2,526
	267,508	70,287	88,557
Finance costs
Interest on bonds	(96,760)	(117,495)	(108,896)
Interest on account payables for business combinations	(59,334)	(65,207)	(65,725)
Interest on suppliers	(44,401)	(38,228)	(19,810)
Bank and collection fees	(1,412)	(5,715)	(3,891)
Interest on provision for tax, civil and labor losses	(38,218)	(58,265)	(52,891)
Interest on Lease Liabilities	(11,584)	(12,717)	(13,143)
Other finance costs	(9,127)	(7,301)	(5,968)
	(260,836)	(304,928)	(270,324)
Financial result (net)	6,672	(234,641)	(181,767)

(i)	Income from marketable securities indexed at CDI.
(ii)	As mentioned in note 21.a, the Company proceeded with the reversal of finance loss / interests from contingencies in the amount R$206,961, as a result of a change in the expected losses from proceedings to “remote”.